LOSS PER SHARE	12 Months Ended
Dec. 31, 2019
LOSS PER SHARE
LOSS PER SHARE

23.    LOSS PER SHARE

Basic and diluted loss per share for each of the periods presented are calculated as follows:

	For the Year Ended
	December 31,
	2017	2018	2019
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
	except shares and per share data
Numerator:
Net loss attributable to ordinary shareholders:	(369,161)	(24,418)	(51,671)	(7,421)

Denominator:
Number of shares outstanding, opening	421,522,374	425,150,082	429,404,977	429,404,977
Weighted average number of shares issued	4,067,372	1,659,485	7,244,845	7,244,845
Weighted-average number of shares outstanding – Basic and diluted	425,589,746	426,809,567	436,649,822	436,649,822
Loss per share
-Basic and diluted	(0.87)	(0.06)	(0.12)	(0.02)

The effects of share options have been excluded from the computation of diluted loss per share for the years ended December 31, 2017, 2018 and 2019 as their effects would be anti-dilutive.

Due to the Group incurred loss for each of the three years ended December 31, 2019, potential dilutive securities that were not included in the calculation of dilutive net loss per share in each year where their inclusion would be anti-dilutive include share options and restricted shares of 10,417,850,  21,786,541 and 11,223,058, for the years ended December 31, 2017, 2018, and 2019, respectively.

During 2019, treasury stock was used to settle 44,000 units of share options and 160,000 units of restricted share units vested.